Stockholders' Equity (Deficit) (Schedule of Stock-based Compensation) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation			$ 1,046,086	$ 722,358	$ 1,066,443	$ 571,924
Outstanding stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 245,289	$ 224,586	$ 942,136	$ 722,358	570,760	131,178
Non-employee stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation					$ 495,683	415,212
Restricted stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation						$ 25,534